Financial Instruments and Derivatives (Details) - HKD HKD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments And Derivatives [Line Items]
Selling, general and administrative expenses	HKD 173,238	HKD 152,912	HKD 166,969
Interest Rate Swap [Member]
Financial Instruments And Derivatives [Line Items]
Selling, general and administrative expenses	HKD 0	HKD 0	HKD 42
Description Of Types Of Hedging Instruments Used	Changes in fair value of derivatives included in administrative expenses